Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio	Apr. 29, 2025
Select Gold Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	14.93%
Past 5 years	2.40%
Past 10 years	5.72%
Select Gold Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.69%
Past 5 years	1.77%
Past 10 years	5.23%
Select Gold Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.24%
Past 5 years	1.75%
Past 10 years	4.45%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXZGF
Average Annual Return:
Past 1 year	11.44%
Past 5 years	5.03%
Past 10 years	9.04%